COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Commitment [Abstract]
Disclosure of detailed information about contractual obligations [Table Text Block]
	Less than	1 to	Over
	1 year	3 years	3 years	Total
Trade and other payables	$1,286,117	$-	$-	$1,286,117
Loans payable principal and interest payments	614,433	6,057,397	-	6,671,830
Payments related to acquisition of royalties and streams	5,333,151	-	-	5,333,151
Total commitments	$7,233,701	$6,057,397	$-	$13,291,098